Goodwill and Other Intangible Assets (Intangible Assets Schedule) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite And Indefinite Lived Intangible Asset By Major Class [Line Items]
Accumulated Amortization	$ 447	$ 403
Intangible assets, net	991	991
Intangible assets, net	544	588
Customer Contracts [Member]
Finite And Indefinite Lived Intangible Asset By Major Class [Line Items]
Gross Carrying Amount	669	669
Accumulated Amortization	440	396
Net Book Value	229	273
Other Intangible Assets [Member]
Finite And Indefinite Lived Intangible Asset By Major Class [Line Items]
Gross Carrying Amount	8	8
Accumulated Amortization	7	7
Net Book Value	1	1
Trade Names [Member]
Finite And Indefinite Lived Intangible Asset By Major Class [Line Items]
Gross Carrying Amount	302	302
Accumulated Amortization	0	0
Net Book Value	302	302
Liquor Licenses [Member]
Finite And Indefinite Lived Intangible Asset By Major Class [Line Items]
Gross Carrying Amount	12	12
Accumulated Amortization	0	0
Net Book Value	$ 12	$ 12